Form N-CSR Cover	12 Months Ended
Dec. 31, 2024
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	VALUE LINE ASSET ALLOCATION FUND INC
Entity Central Index Key	0000904170
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024